Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2011 (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	$ 54,155	$ 21,281	$ 49,449
Net working capital adjustments	(13)	(871)	(707)
	54,142	20,410	48,742
Allocated to:
Current assets	2,481	3,109	16,591
Current deferred tax asset	22	3,063	891
Investment in affiliate			544
Capital assets	310	497	2,036
Current liabilities	(1,578)	(4,227)	(8,772)
Deferred revenue	(927)	(1,862)	(3,039)
Deferred income tax liability	(3,677)	(6,121)	(8,147)
Other long term liabilities		(4,506)	(448)
Net tangible assets (liabilities) assumed	(3,369)	(10,047)	(344)
Goodwill	19,393	11,391	20,643
Non-controlling interest			(1,798)
	54,142	20,410	48,742
Routing International NV [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired			592
Routing International NV [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired			1,168
Routing International NV [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)			4,339
Net working capital adjustments			(491)
			3,848
Allocated to:
Current assets			1,686
Current deferred tax asset			136
Capital assets			62
Current liabilities			(719)
Deferred revenue			(956)
Deferred income tax liability			(536)
Other long term liabilities			(137)
Net tangible assets (liabilities) assumed			(464)
Goodwill			2,552
			3,848
882976 Ontario Inc [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired			2,198
882976 Ontario Inc [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired			1,984
882976 Ontario Inc [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired			196
882976 Ontario Inc [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired			109
882976 Ontario Inc [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)			5,973
Net working capital adjustments			(216)
			5,757
Allocated to:
Current assets			797
Capital assets			161
Current liabilities			(471)
Deferred revenue			(245)
Deferred income tax liability			(1,115)
Other long term liabilities			(70)
Net tangible assets (liabilities) assumed			(943)
Goodwill			2,213
			5,757
Zemblaz NV [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired			10,838
Zemblaz NV [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired			12,053
Zemblaz NV [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired			281
Zemblaz NV [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired			822
Zemblaz NV [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)			39,137
			39,137
Allocated to:
Current assets			14,108
Current deferred tax asset			755
Investment in affiliate			544
Capital assets			1,813
Current liabilities			(7,582)
Deferred revenue			(1,838)
Deferred income tax liability			(6,496)
Other long term liabilities			(241)
Net tangible assets (liabilities) assumed			1,063
Goodwill			15,878
Non-controlling interest			(1,798)
			39,137
Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396	3,158	13,628
Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483	15,301	15,205
Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239	283	477
Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		$ 324	$ 931